Shareholders' equity (Tables)	3 Months Ended
Mar. 31, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of changes in share capital
The following table represents common shares, share capital and premium (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at March 31, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2026	2,477,672	$21,198	$359,280	$380,478
Balance at March 31, 2026	2,477,672	$21,198	$359,280	$380,478